Acquisitions - Assets acquired and liabilities assumed (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about business combination [line items]
Software	$ 0	$ 13
Customer relationships	132	101
Right of use assets	12	30
Property, plant and equipment	11	19
Inventories	51	58
Trade and other receivables	45	62
Cash, cash equivalents and bank overdrafts	13	6	$ 11
Lease liabilities	(12)	(30)
Trade and other payables	(30)	(28)
Deferred tax	(10)	(11)
Provisions	0	(2)
Total	244	255
Goodwill arising	80	78
Consideration	324	333
Cash	299	321	$ 656
Deferred consideration	25	12
Total consideration	324	333
Trade names and brands
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	17	34
Other
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 15	$ 3